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This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
July 31, 2009.

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 45
FORM 13F INFORMATION TABLE VALUE TOTAL:	$130,579.43
					(thousands)

FORM 13F INFORMATION TABLE

COL1            COL2     COL3      COL4     COL5  	     COL6 COL7 COL8

ISSUER  	TITLE    CUSIP     VALUE    SHS OR  SH/PUT   INV  OTHR VOT
		OF						       AUTH
		CLASS		   (X$1000) PRN AMT PRN CALL DISC MGRS SOLE


CF INDS HLDS    COM 	 125269100 3,818.21 51,500    SH     yes  no   sole
ISHARES INC	MSCI B   464286400 211.88   4,000     SH     yes  no   sole
iShares Slvr TR	ISHARES	 46428Q109 160.56   12,000    SH     yes  no   sole
iShares TR	FTSE XNH 464287184 260.92   6,800     SH     yes  no   sole
Dell Inc	COM 	 24702R101 1,709.47 124,506   SH     yes  no   sole
SELECT SCTR SPR SBI INT  81369Y605 842.48   70,500    SH     yes  no   sole
iShares TR	BCLYS BD 464287176 304.92   3,000     SH     yes  no   sole
SPDR GOLD TR	GOLD SH  H01301102 182.36   2,000     SH     yes  no   sole
Alcon Inc	COM SHS	 1316.8008 1,316.80 11,340    SH     yes  no   sole
Wells Fargo Co	COM	 949746101 5,590.72 230,450   SH     yes  no   sole
AIR TRNSPRT SVS COM 	 00922R105 536.03   228,098   SH     yes  no   sole
Oilsands Quest  WRNT	 678046111 19.20    20,000    SH     yes  no   sole
CRNCYSHS CDN 	CDN$	 23129X105 349.75   4,074     SH     yes  no   sole
Goldman Sachs   COM 	 38141G104 1,717.68 11,650    SH     yes  no   sole
POWERSHS DB MS  DB AGRI  73936B408 763.50   30,000    SH     yes  no   sole
Bank America    COM 	 60505104  1,690.66 128,080   SH     yes  no   sole
Citigroup Inc	COM	 172967101 7.43     2,500     SH     yes  no   sole
Genco Ship& Trd CALL	 Y2685T907 341.00   15,700    SH     yes  no   sole
ActivId Crp	COM	 00506P103 37.95    15,000    SH     yes  no   sole
Antigenics Inc	COM	 37032109  52.25    25,000    SH     yes  no   sole
Callaway Golf   COM	 131193104 220.67   43,525    SH     yes  no   sole
STAR SCINTIF    CALL	 85517P901 31.15    35,000    CALL   yes  no   sole
STAR SCENTIF    CALL	 85517P901 13.35    15,000    CALL   yes  no   sole
Randgold Rsrcs  ADR	 752344309 1,414.95 22,050    SH     yes  no   sole
Palm Inc	CALL	 696643905 331.60   20,000    CALL   yes  no   sole
Sun Msystems 	CALL	 866810903 17677.51 1,917,300 CALL   yes  no   sole
BHP Billiton    ADR	 05545E209 5,637.04 124,000   SH     yes  no   sole
Emulex Corp	CALL	 292475909 1,956.00 200,000   CALL   yes  no   sole
Emulex Corp	COM	 292475209 2,445.00 250,000   SH     yes  no   sole
PepsiCo Inc/NC	COM	 713448108 617.48   11,235    SH     yes  no   sole
Pfizer Inc	CALL	 717081903 12000.00 800,000   CALL   yes  no   sole
Pfizer Inc	CALL	 717081903 4,441.50 296,100   CALL   yes  no   sole
Data Domain Inc	CALL	 23767P909 5,674.60 170,000   CALL   yes  no   sole
Pulte Homes Inc	COM	 745867101 1,398.67 158,400   SH     yes  no   sole
Cougar Biotech	CALL	 222083907 2,577.60 60,000    CALL   yes  no   sole
Schering-Plough COM	 806605101 2,763.20 110,000   SH     yes  no   sole
Sun Msys Inc	COM NEW	 866810203 2,996.50 325,000   SH     yes  no   sole
Wind River Sys  COM	 973149107 1,260.60 110,000   SH     yes  no   sole
Wyeth	        COM	 983024100 3,177.30 70,000    SH     yes  no   sole
SPDR Gold Trust	CALL	 78463V907 15865.32 174,000   CALL   yes  no   sole
Novell Inc	COM	 670006105 1,698.75 375,000   SH     yes  no   sole
Pfizer Inc	CALL	 717081903 12000.00 800,000   CALL   yes  no   sole
Terra Ind Inc	CALL	 880915903 2,906.40 120,000   CALL   yes  no   sole
UBS AG	        SHS NEW	 H89231338 9,768.00 800,000   SH     yes  no   sole
FS Sectr SPDR F	SBI IFNL 81369Y605 1,792.50 150,000   SH     yes  no   sole

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